5. Derivative Liabilities (Details - Assumptions)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Expected term in years	0.51 years
Risk-free interest rates	0.89%
Volatility	48.05%
Dividend yield	0.00%